INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Intangible assets
Intangible assets	$ 35,298,224	$ 39,616,426
Gross carrying amount
Intangible assets
Intangible assets	41,973,607	45,848,737	$ 39,778,369	$ 29,155,315
Accumulated depreciation/amortization
Intangible assets
Intangible assets	$ (6,675,383)	$ (6,232,311)	$ (4,596,767)	$ (2,497,970)